License Agreements - Metavagen License (Details) - Metavagen License Agreement - Metavagen LLC ("Metavagen") - Class A - Liminatus Pharma, LLC - shares	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of member units exchange for license rights to develop, market and sell YN1203, InnoBation Bio CAR NK biomarker		40,000,000
Number of member units terminated post termination of license rights	40,000,000